Benefits Expected to be Paid in each of Next Five Years, and in Aggregate for Five Years Thereafter which Reflect Estimated Future Employee Service - Defined Benefit Plans (Detail) (Pension Plans, Defined Benefit, JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2013
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 7,786
2015	8,318
2016	9,176
2017	9,093
2018	8,404
Through 2019-2023	¥ 42,202